CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (517)	$ (78,612)	$ (1,333)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,530	14,207	5,958
Allowance for doubtful accounts	8,984	4,974	2,823
Share-based compensation	16,558	83,844	55,404
Foreign exchange (loss)/gain, net	1,693	391	(1,784)
Realized loss on disposal of fixed assets	8	52	$ 74
Impairment loss	15,452	5,967
Realized gain on disposal of available-for-sale investments	(1,435)	$ (65)
Realized gain on disposal of a subsidiary	(56,211)
Other income from unrealized gain on investments and ADR depositary arrangement	$ (1,070)	$ (12,447)	$ (1,262)
Compensation to a non-controlling shareholder/employee			97
Changes in operating assets and liabilities:
Accounts and notes receivable	$ (34,880)	$ (10,275)	(26,557)
Inventory	8,766	(1,143)	(8,014)
Prepaid expenses and other current assets	12,455	(5,093)	(14,620)
Other non-current assets	1,527	(5,459)	(6,553)
Accounts payable	19,614	10,644	3,432
Deferred revenue	(4,414)	(6,156)	6,840
Receipt in advance	(10,565)	7,405	5,656
Accrued expenses and other current liabilities	(7,324)	(3,168)	3,550
Tax payable and provision	3,859	1,145	563
Net cash provided by/(used in) operating activities	$ (11,970)	6,211	$ 24,274
Cash flows from investing activities:
Restricted cash		(3,767)
Placement of term deposits	$ (180,624)	(124,613)	$ (199,668)
Withdrawal of term deposits	155,104	111,300	$ 201,123
Purchase of available-for-sale investments	(289,266)	$ (37,588)
Cash received from disposal of subsidiaries	77,248
Disbursements from the lending of the housing loans to employees	(81)	$ (81)	$ (193)
Proceeds from the repayments of the housing loans to employees	85	247	149
Proceeds from disposals of available-for-sale investments	290,701	37,653	7,578
Cash paid for equity investment	(21,929)	(3,432)	(28,436)
Net cash paid for the business acquisitions	(25,348)	(22,979)	(14,920)
Collection of bridge loans	1,000	4,377	$ 1,185
Net cash received from disposal of non-controlling interest	1,056	$ 21,603
Net cash paid for acquisition of non-controlling interest	(17,753)
Bridge loans in connection with completed and potential investments	(8,783)		$ (6,680)
Purchase of property and equipment and intangible assets	(520)	$ (3,737)	(1,588)
Net cash used in investing activities	(19,110)	$ (21,017)	$ (41,450)
Cash flows from financing activities:
Proceeds from bank borrowings	$ 6,175
Proceeds from convertible senior notes (net of issuance costs of US$6,105)			$ 166,395
Proceeds from exercising of share options	$ 156	$ 2,420	5,398
Proceeds from issuance of common shares (net of issuance cost of US$360)			$ 11,640
Repayment of bank borrowings	$ (3,600)
Payment for repurchase of shares	(1,304)	$ (15,726)	$ (6,682)
Net cash provided by/(used in) financing activities	1,427	(13,306)	176,751
Effect of exchange rate changes on cash and cash equivalents	(4,759)	1,378	1,281
Net increase/(decrease) in cash and cash equivalents	(34,412)	(26,734)	160,856
Cash and cash equivalents at the beginning of the year	152,984	179,718	18,862
Cash and cash equivalents at the end of the year	118,572	152,984	179,718
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,244	3,873	$ 1,178
Cash paid for interest	$ 6,907	7,238
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination (Note 4)		$ 232,230	$ 89,438
Issuance of common shares in equity investments (Note 7)			13,642
Consideration payable for acquiring an associate	$ 9,616	$ 817	$ 25,217
Other current assets due from disposal of a subsidiary	$ 11,125